X-SQUARE BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

Description	Shares	Value
COMMON STOCKS (67.88%)
COMMUNICATIONS (4.86%)
Activision Blizzard, Inc.	7,760	$621,654
Alphabet, Inc., Class C(a)	215	600,492
Meta Platforms, Inc., Class A(a)	1,477	328,426
Zillow Group, Inc., Class C(a)	2,688	132,492
		1,683,064

CONSUMER DISCRETIONARY (11.40%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,650	179,520
Amazon.com, Inc.(a)	130	423,794
Chipotle Mexican Grill, Inc.(a)	57	90,176
Copart, Inc.(a)	3,169	397,614
Domino's Pizza, Inc.	160	65,122
General Motors Co.(a)	7,220	315,803
Home Depot, Inc.	1,175	351,713
Lennar Corp., Class A	4,008	325,329
MercadoLibre, Inc.(a)	311	369,928
PulteGroup, Inc.	7,280	305,032
TJX Cos., Inc.	6,474	392,195
Tractor Supply Co.	2,240	522,749
Vipshop Holdings, Ltd., ADR(a)	22,355	201,195
		3,940,170

CONSUMER STAPLES (8.93%)
Altria Group, Inc.	7,850	410,163
Calavo Growers, Inc.	4,002	145,873
Costco Wholesale Corp.	1,057	608,672
Dollar General Corp.	2,017	449,045
Mission Produce, Inc.(a)	10,641	134,609
Philip Morris International, Inc.	4,589	431,090
Target Corp.	2,203	467,521
Walmart, Inc.	2,976	443,186
		3,090,159

ENERGY (7.08%)
Chesapeake Energy Corp.	4,799	417,513
Diamondback Energy, Inc.	5,380	737,490
EOG Resources, Inc.	2,855	340,402
Suncor Energy, Inc.	29,134	949,477
		2,444,882

FINANCIALS (8.51%)
Ally Financial, Inc.	10,058	437,322
Berkshire Hathaway, Inc., Class B(a)	1,614	569,596
Chubb, Ltd.	2,285	488,762
JPMorgan Chase & Co.	3,050	415,776
Marsh & McLennan Cos., Inc.	2,738	466,610

Description	Shares	Value
FINANCIALS (continued)
OFG Bancorp	3,525	$93,906
Popular, Inc.	1,151	94,083
Truist Financial Corp.	6,573	372,689
		2,938,744

HEALTH CARE (4.04%)
Amgen, Inc.	1,748	422,701
Bausch Health Cos., Inc.(a)	11,163	255,075
Johnson & Johnson	2,575	456,367
Teva Pharmaceutical Industries, Ltd., Sponsored ADR(a)	28,065	263,530
		1,397,673

INDUSTRIALS (6.57%)
Fastenal Co.	7,047	418,592
General Dynamics Corp.	2,323	560,262
Lockheed Martin Corp.	1,086	479,360
United Rentals, Inc.(a)	1,231	437,264
XPO Logistics, Inc.(a)	5,134	373,755
		2,269,233

MATERIALS (4.35%)
Freeport-McMoRan, Inc.	6,811	338,779
Glencore PLC, ADR	47,748	623,111
Rio Tinto PLC, ADR	3,267	262,667
Vale SA, ADR	13,988	279,620
		1,504,177

TECHNOLOGY (11.25%)
Advanced Micro Devices, Inc.(a)	5,010	547,793
Akamai Technologies, Inc.(a)	2,301	274,716
Apple, Inc.	2,496	435,827
Booz Allen Hamilton Holding Corp.	1,176	103,300
Fortinet, Inc.(a)	1,026	350,625
Garmin, Ltd.	3,366	399,241
MarketAxess Holdings, Inc.	757	257,531
Mastercard, Inc., Class A	952	340,226
Micron Technology, Inc.	6,166	480,270
N-able, Inc.(a)	5,242	47,702
PayPal Holdings, Inc.(a)	2,232	258,131
Shopify, Inc., Class A(a)	347	234,558
SolarWinds Corp.	11,261	149,884
		3,879,804

UTILITIES (0.89%)
Iberdrola SA, Sponsored ADR	7,005	305,838

TOTAL COMMON STOCKS (Cost $21,757,710)		23,453,744

	Principal
	Amount	Value
GOVERNMENT BONDS (27.44%)
U.S. Treasury Notes
07/31/22, 0.13%	$4,259,500	$4,249,851
10/15/24, 0.63%	1,590,000	1,517,767
01/31/25, 1.38%	126,500	122,606
10/31/26, 1.63%	45,600	43,897
03/31/24, 2.25%	3,550,000	3,545,146

TOTAL GOVERNMENT BONDS (Cost $9,556,943)		9,479,267

SHORT-TERM INVESTMENTS (4.05%)
U.S. Treasury Bills
04/26/22, 0.00%(b)	1,400,000	1,399,872

TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,844)		1,399,872

TOTAL INVESTMENTS (99.37%) (Cost $32,714,497)		34,332,883
Other Assets In Excess Of Liabilities (0.63%)		218,648
NET ASSETS (100.00%)		$34,551,531

(a) Non-income producing security.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Balanced Fund, LLC (the “Fund”) is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified investment company with an investment objective which seeks conservation of capital, current income and long-term growth of capital and income. The Fund currently offers Class A, Class C and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures. The Fund’s Investment Adviser is X-Square Capital, LLC.

NOTE 2 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$23,453,744	$–	$–	$23,453,744
Government Bonds	9,479,267	–	–	9,479,267
Short-Term Investments	1,399,872	–	–	1,399,872
Total	$34,332,883	$–	$–	$34,332,883

(a)	For a detailed sector breakdown, see the accompanying Schedule of Investments.

There were no Level 3 securities held in the Fund at March 31, 2022.